Schedule of deferred tax liabilities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
As at 1 April		$ 7,797	$ 7,797	$ 9,016
Property, plant and equipment			(7,414)	782
Exchange differences			(383)	(2,001)
As at 30 September				7,797
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 1 April		7,797	7,797
Property, plant and equipment
Exchange differences		(457)
As at 30 September		$ 7,340		$ 7,797